STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
STOCK-BASED COMPENSATION
Schedule of RSUs outstanding and nonvested

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2023	6,628	$17.56
Granted	1,760	1.20
Vested	(3,262)	18.15
Forfeited	(137)	9.09
RSUs outstanding and nonvested, as of December 31, 2023	4,989	$11.64
Granted	2,652	2.10
Vested	(4,402)	11.27
Forfeited	(358)	7.43
RSUs outstanding and nonvested, as of December 31, 2024	2,881	$3.95

Schedule of stock option activity

	Number of	Weighted Average
	Options	Fair Value
Balance as of January 1, 2023	165	$17.93
Options exercised	(6)	17.93
Balance as of December 31, 2023	159	$20.30
Options expired/cancelled	(82)	20.35
Balance as of December 31, 2024	77	$20.23